Long-Term Debt and Other Financial Liabilities, Natixis Secured Loan Facility (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 29, 2017	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2015
Secured Credit Facilities [Abstract]
Settlement amount			$ 17,598	$ 68,468	$ 36,435
Gain on debt refinancing			$ 0	$ 0	$ 11,392
Natixis Secured Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity						$ 39,412
Outstanding balance discharged	$ 35,412
Settlement amount	$ 24,000
Gain on debt refinancing		$ 11,392
Refinancing charges		6
Write-off of unamortized deferred financing charges		$ 14